Subsequent Events (Details) - Subsequent event - USD ($)	Oct. 20, 2023	Nov. 30, 2023
Subsequent Events
Cash deposited into trust account	$ 81,747
Promissory note with related party | Investor
Subsequent Events
Aggregate borrowing capacity'		$ 600,000
Number of founder shares issued		60,000